UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6172

Dreyfus Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus
October 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--98.7%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--1.6%
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		3.52	11/7/07	20,750,000 a,b	20,750,000
Scottsboro Industrial Development
Board, IDR (Aluminum One of
Alabama, Inc. Project) (LOC;
National City Bank)		3.56	11/7/07	6,800,000 a	6,800,000
Stevenson Industrial Development
Board, EIR (The Mead
Corporation Project) (LOC;
JPMorgan Chase Bank)		3.32	11/7/07	3,400,000 a	3,400,000

Alaska--.4%
Alaska,
International Airports System
Revenue, Refunding (Insured;
MBIA and Liquidity Facility; Wachovia
Bank)		3.34	11/7/07	7,150,000 a,b	7,150,000

Arizona--1.8%
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Citibank NA)		3.48	11/7/07	9,700,000 a	9,700,000
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Insured; FNMA and
Liquidity Facility; FNMA)		3.66	11/7/07	1,010,000 a	1,010,000
Phoenix Civic Improvement
Corporation, Airport Revenue
(Merlots Program) (Insured;
FGIC and Liquidity Facility;
Wachovia Bank)		3.39	11/7/07	4,600,000 a,b	4,600,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank, Marshall
and Isley Bank and Wells Fargo
Bank)		3.53	12/12/07	11,000,000	11,000,000
Tempe Industrial Development
Authority, Senior Living

Revenue (Friendship Village of
Tempe Project) (LOC; Fortis
Bank)	3.46	11/7/07	8,000,000 a	8,000,000

Arkansas--.3%
Pulaski County Public Facilities
Board, MFHR, Refunding
(Markham Oaks and Indian Hills
Apartments Projects) (LOC;
Regions Bank)	3.55	11/7/07	6,400,000 a	6,400,000

California--1.7%
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.63	11/7/07	16,598,996 a,b	16,598,996
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(San Fernando Apartments))
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.63	11/7/07	15,995,000 a,b	15,995,000

Colorado--2.7%
Colorado Educational and Cultural
Facilities Authority, Revenue
(Capital Christian School
Project) (LOC; Union Bank of
California)	3.48	11/7/07	3,250,000 a	3,250,000
Colorado Housing and Finance
Authority, EDR (Wanco Inc.
Project) (LOC; U.S. Bank NA)	3.58	11/7/07	3,035,000 a	3,035,000
Denver City and County,
Airport System Revenue
(Insured; CIFG and Liquidity
Facility; Morgan Stanley Bank)	3.43	11/7/07	4,900,000 a	4,900,000
Denver City and County,
Airport System Revenue,
Refunding (Insured; AMBAC)	5.75	11/15/07	3,320,000	3,322,465
Erie,
COP (LOC; Key Bank)	3.31	11/7/07	4,270,000 a	4,270,000
Morgan Keegan Municipal Products
Inc. Trust (City and County of
Denver) (Liquidity Facility;
Lloyds TSB Bank PLC and LOC;
Natixis Commercial Paper
Corporation)	3.57	11/7/07	14,400,000 a,b	14,400,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)	3.48	11/7/07	2,600,000 a	2,600,000
Vail,
MFHR (Middle Creek Apartments)
(Liquidity Facility; Merrill
Lynch Capital Services and

LOC; Ixis Corporate and
Investment Bank)	3.63	11/7/07	15,960,000 a,b	15,960,000

Connecticut--.3%
New Haven,
GO Notes, BAN	4.00	3/26/08	5,000,000	5,004,461

Delaware--.2%
Delaware Economic Development
Authority, Revenue (Saint
Anne's Episcopal School
Project) (LOC; Wilmington
Trust Co.)	3.52	11/7/07	3,900,000 a	3,900,000

District of Columbia--3.1%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	3.34	11/7/07	30,000,000 a,b	30,000,000
District of Columbia,
Revenue, Refunding (American
Association of Homes and
Services for the Aging, Inc.
Issue) (LOC; Unicredito
Italiano SPA)	3.50	11/7/07	11,090,000 a	11,090,000
Metropolitan Washington DC Airport
Authority, CP (LOC; Bank of
America)	3.60	12/18/07	18,000,000	18,000,000

Florida--9.3%
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.80	12/6/07	5,000,000	5,000,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (Liquidity
Facility; American
International Group Funding
Inc.)	3.59	11/7/07	5,000,000 a	5,000,000
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	3.31	11/7/07	11,525,000 a	11,525,000
Greater Orlando Aviation
Authority, Airport Facility
Revenue (FlightSafety
International Inc. Project)
(LOC; Berkshire Hathaway)	3.49	11/7/07	6,700,000 a	6,700,000
Jacksonville Electric Authority,
Revenue, CP (Liquidity
Facility; JPMorgan Chase Bank)	3.62	11/13/07	20,000,000	20,000,000
Lee Memorial Health System Board
of Directors, HR (Lee Memorial

Health System)	3.28	11/7/07	12,700,000 a	12,700,000
Martin County,
PCR, Refunding (Florida Power
and Light Company Project)	3.59	11/1/07	3,000,000 a	3,000,000
Miami-Dade County Industrial
Development Authority, IDR
(Fine Art Lamps Project) (LOC;
SunTrust Bank)	3.49	11/7/07	3,350,000 a	3,350,000
Orange County Housing Finance
Authority, Homeowner Revenue
(Insured: FNMA and GNMA and
Liquidity Facility; Lehman
Liquidity LLC)	3.40	11/7/07	1,480,000 a,b	1,480,000
Orlando Utilities Commission,
Water and Electric Revenue,
Refunding	5.00	10/1/08	5,000,000	5,069,016
Palm Beach County,
Health Care Facilities Revenue
(Morse Obligation Group) (LOC;
Commerce Bank)	3.52	11/7/07	10,000,000 a	10,000,000
Sarasota County,
Continuing Care Retirement
Community Revenue, Refunding
(The Glenridge on Palmer
Ranch, Inc. Project) (LOC;
Bank of Scotland)	3.58	11/1/07	4,165,000 a	4,165,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.49	1/14/08	10,000,000	10,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.54	1/14/08	6,000,000	6,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.68	1/17/08	29,000,000	29,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.50	1/18/08	11,676,000	11,676,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.50	1/18/08	15,438,000	15,438,000
Volusia County School District,
GO Notes, TAN	4.00	9/17/08	16,000,000	16,075,917

Georgia--3.7%
Atlanta,
Subordinate Lien Tax
Allocation (Atlantic Station
Project) (LOC; Wachovia Bank)	3.52	11/7/07	4,000,000 a	4,000,000

Bainbridge and Decatur County
Development Authority, IDR
(Rand Group Limited Project)
(LOC; National City Bank)	3.56	11/7/07	9,505,000 a	9,505,000
Cobb County,
GO Notes, TAN	4.00	12/31/07	7,800,000	7,804,296
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	3.52	11/13/07	9,800,000	9,800,000
Private Colleges and Universities
Authority, CP (Emory
University Project)	3.55	3/6/08	10,000,000	10,000,000
RBC Municipal Products Inc. Trust
(Dekalb County Housing
Authority, MFHR (North Hills
Apartments Project))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	3.57	11/7/07	11,595,000 a,b	11,595,000
Savannah Economic Development
Authority, Exempt Facility
Revenue (Home Depot Project)	3.41	11/7/07	17,000,000 a	17,000,000

Illinois--5.6%
Chicago,
Collateralized SFMR	3.85	9/3/08	12,500,000	12,500,000
Chicago,
Collateralized SFMR	3.58	10/7/08	3,000,000	3,000,000
Chicago,
Collateralized SFMR (LOC;
DEPFA Bank PLC)	3.95	7/1/08	7,500,000	7,500,000
Chicago,
IDR (Victoria Limited LLC
Project) (LOC; ABN-AMRO)	3.55	11/7/07	3,350,000 a	3,350,000
Community Unit School District
Number 308, Educational
Purposes TAW	4.00	1/1/08	7,000,000	7,003,420
Illinois Educational Facilities
Authority, Revenue, CP (LOC;
Bank of America)	3.45	4/8/08	8,000,000	8,000,000
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Co.)	3.60	11/7/07	16,000,000	16,000,000
Illinois Finance Authority,
Revenue (Fenwick High School,
Inc. Project) (LOC; JPMorgan
Chase Bank)	3.50	11/7/07	7,835,000 a	7,835,000
Illinois Finance Authority,
Revenue, Refunding (Fairview
Obligated Group) (LOC; Lasalle
National Bank NA)	3.45	11/7/07	16,200,000 a	16,200,000
Puttable Floating Option Tax
Exempt Receipts (Illinois

Municipal Electric Agency,
Power Supply System Revenue)
(Insured; FGIC and Liquidity
Facility; Merrill Lynch
Capital Services)	3.52	11/7/07	16,095,000 a,b	16,095,000
Upper Illinois River Valley
Development Authority, SWDR
(Exolon-ESK Company Project)
(LOC; Bank of America)	3.51	11/7/07	8,405,000 a	8,405,000

Indiana--5.1%
Carmel,
Waterworks Revenue, BAN	3.75	9/21/08	13,000,000	13,004,778
Elkhart County,
EDR (Four Seasons
Manufacturing Project) (LOC;
National City Bank)	3.56	11/7/07	3,725,000 a	3,725,000
Hammond,
Sewer and Solid Waste Disposal
Revenue, Refunding (Cargill
Inc. Project)	3.32	11/7/07	6,500,000 a	6,500,000
Indiana Finance Authority,
EDR (Beford Machine and Tool,
Inc., Metal Technologies, Inc.
and Beford Recycling, Inc.
Project) (LOC; Fifth Third
Bank)	3.47	11/7/07	7,000,000 a	7,000,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; National City Bank)	3.56	11/7/07	3,800,000 a	3,800,000
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citigroup
Inc.)	3.51	11/7/07	35,060,000 a,b	35,060,000
Indianapolis Local Public
Improvement Bond Bank, Notes	4.25	1/8/08	15,000,000	15,013,391
Indianapolis Local Public
Improvement Bond Bank, Notes	4.25	1/8/08	6,075,000	6,082,807
Saint Joseph County,
Health Care Facility Revenue
(South Bend Medical Foundation
Project) (LOC; National City
Bank)	3.51	11/7/07	2,700,000 a	2,700,000
Seymour,
EDR (Pedcor Investments -
Sycamore Springs Apartments
Project) (LOC; FHLB)	3.51	11/7/07	3,784,000 a	3,784,000

Iowa--.2%
Iowa Finance Authority,
SFMR (Mortgage-Backed

Securities Program) (Liquidity
Facility; State Street Bank
and Trust Co.)	3.50	11/7/07	4,500,000 a	4,500,000

Kansas--.6%
Junction City,
GO Temporary Notes	5.00	6/1/08	6,000,000	6,033,833
Junction City,
Temporary Notes	5.00	12/1/07	2,500,000	2,501,893
Mission,
MFHR, Refunding (The Falls
Apartments Project) (Insured;
FNMA)	3.53	11/7/07	3,350,000 a	3,350,000

Kentucky--4.0%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; Fifth Third
Bank)	3.47	11/7/07	9,500,000 a	9,500,000
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.58	11/7/07	31,800,000 a	31,800,000
Kentucky Asset/Liability
Commission, General Fund Revenue,
CP (Liquidity Facility; Dexia
Credit Locale)	3.63	11/8/07	12,500,000	12,500,000
Kentucky Asset/Liability
Commission, General Fund
Revenue, CP (Liquidity
Facility; Dexia Credit Locale)	3.45	2/6/08	16,700,000	16,700,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	3.65	4/1/08	5,500,000	5,500,000

Louisiana--4.0%
Ascension Parish,
Revenue (BASF Corporation
Project)	3.69	11/1/07	2,000,000 a	2,000,000
Board of Supervisors of Louisiana
State University and
Agricultural and Mechanical
College, Auxiliary Revenue,
Refunding (Insured; AMBAC and
Liquidity Facility; BNP
Paribas)	3.46	11/7/07	13,140,000 a	13,140,000
Louisiana Public Facilities
Authority, Revenue, Refunding
(Putters Program) (Tulane
University of Louisiana
Project) (Insured; MBIA and
Liquidity Facility; JPMorgan

Chase Bank)	3.51	11/7/07	14,535,000 a,b	14,535,000
Morgan Keegan Municipal Products
Inc. (New Orleans Finance
Authority) (Liquidity
Facility; Lloyds TSB Bank PLC
and LOC; Transamerica Life and
Insurance)	3.57	11/7/07	25,000,000 a,b	25,000,000
Morgan Keegan Municipal Products
Inc. (New Orleans, SFMR)
(Insured; Transamerica Life
and Insurance and Liquidity
Facility; Lloyds TSB Bank PLC)	3.57	11/7/07	22,000,000 a,b	22,000,000

Maine--.7%
Auburn,
Obligation Securities Revenue
(J&A Properties and United
Fabricants Strainrite Project)
(LOC; Citizens Bank of
Massachusetts)	3.32	11/7/07	2,380,000 a	2,380,000
Maine Finance Authority,
Revenue (Waynflete School
Issue) (LOC; JPMorgan Chase
Bank)	3.43	11/7/07	11,090,000 a	11,090,000

Maryland--1.1%
Anne Arundel County,
EDR (Atlas Container
Corporation Project) (LOC; M&T
Bank)	3.61	11/7/07	7,475,000 a	7,475,000
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Bank)	3.48	11/7/07	6,985,000 a	6,985,000
Maryland Economic Development
Corporation, Revenue,
Refunding (United Cerebral
Palsy Project) (LOC; M&T Bank)	3.55	11/7/07	2,054,500 a	2,054,500
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Charles
County Nursing Center)
(Liquidity Facility; M&T Bank)	3.48	11/7/07	3,900,000 a	3,900,000

Massachusetts--2.2%
Leominster,
GO Notes, BAN	4.00	11/8/07	10,000,000	10,000,540
Macon Trust Various Certificates
(Massachusetts Health and
Educational Facilities
Authority - Harvard Vanguard
Medical Associates Issue)
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	3.52	11/7/07	11,000,000 a,b	11,000,000

Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty and Liquidity
Facility; Citizens Bank of
Massachusetts)	3.34	11/7/07	6,400,000 a	6,400,000
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project) (LOC; SunTrust
Bank)	3.49	11/7/07	5,500,000 a	5,500,000
Massachusetts Development Finance
Authority, Multifamily Revenue
(Kennedy Lofts Project)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch and Co.
Inc.)	3.68	11/7/07	4,000,000 a,b	4,000,000
Massachusetts Housing Finance
Agency, SFHR Notes	4.00	12/1/07	4,000,000	4,000,658

Michigan--1.6%
Michigan Hospital Finance
Authority, HR (Chelsea
Community Hospital) (LOC;
National City Bank)	3.47	11/7/07	3,620,000 a	3,620,000
Michigan Hospital Finance
Authority, Revenue (Health
Care Equipment Loan Program)
(LOC; ABN-AMRO)	3.51	11/7/07	5,000,000 a	5,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.33	11/7/07	6,500,000 a	6,500,000
Michigan Strategic Fund,
LOR (HME Inc. Project) (LOC;
Fifth Third Bank)	3.54	11/7/07	2,050,000 a	2,050,000
Michigan Strategic Fund,
LOR (Kaumagraph Flint
Corporation Project) (LOC;
Bank One)	3.40	11/7/07	2,400,000 a	2,400,000
Michigan Strategic Fund,
LOR (PFG Enterprises Inc.
Project) (LOC; Huntington NB)	3.73	11/7/07	2,660,000 a	2,660,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	3.61	11/7/07	3,300,000 a	3,300,000
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)
(LOC; Comerica Bank)	3.52	11/7/07	4,625,000 a	4,625,000

Minnesota--1.2%
Dakota County Community

Development Agency, MFHR
(Regatta Commons Project)
(LOC; ABN-AMRO)	3.68	11/1/07	3,100,000 a	3,100,000
University of Minnesota,
CP	3.58	11/14/07	20,000,000	20,000,000

Missouri--1.5%
Kansas City Municipal Assistance
Corporation, Leasehold
Improvement Revenue, Refunding
(H. Roe Bartle Convention
Center, Music Hall and
Municipal Auditorium Parking
Garage Projects) (Insured;
FGIC and Liquidity Facility;
JPMorgan Chase Bank)	3.51	11/7/07	11,465,000 a,b	11,465,000
Missouri Health and Educational
Facilities Authority, School
District Advance Funding
Program Notes (Webster Groves
School District)	4.25	11/3/08	3,240,000	3,263,510
Missouri Public Utilities
Commission, Revenue (Interim
Construction Notes)	4.75	9/1/08	5,000,000	5,038,328
Saint Louis Industrial Development
Authority, Elderly Housing
Revenue (Homer G. Phillips
Dignity House Project) (LOC;
U.S. Bank NA)	3.68	11/1/07	5,965,000 a	5,965,000
Saint Louis Industrial Development
Authority, MFHR (Windward
Estates Project) (GIC; IXIS
Corporate and Investment Bank
and Liquidity Facility;
Merrill Lynch Capital Services)	3.63	11/7/07	3,570,000 a,b	3,570,000

Montana--.2%
Puttable Floating Option Tax
Exempt Receipts (Montana
Facility Finance Authority, HR
(Benefis Healthcare System))
(Insured; Assured Guaranty and
Liquidity Facility; Merrill
Lynch Capital Services)	3.58	11/7/07	2,960,000 a,b	2,960,000

Nebraska--.5%
Omaha Public Power District,
Electric Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	3.51	12/11/07	9,000,000	9,000,000

New Hampshire--1.1%
New Hamphire Business Finance

Authority IDR (Keeney
Manufacturing Company Project)
(LOC; Bank of America)	3.55	11/7/07	3,180,000 a	3,180,000
New Hampshire Business Finance
Authority, Water Facility
Revenue (Pennichuck Water
Works, Inc. Project) (Insured;
AMBAC and Liquidity Facility;
FHLB)	3.55	5/1/08	12,360,000	12,360,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Kimball Union Academy) (LOC;
RBS Citizens NA)	3.55	11/7/07	5,000,000 a	5,000,000

New Mexico--.3%
Dona Ana County,
IDR (Foamex Products Inc.
Project) (LOC; Bank of Nova
Scotia)	3.49	11/7/07	5,900,000 a	5,900,000

New York--1.8%
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
Brookmeade Inc.) (LOC; M&T
Bank)	3.48	11/7/07	9,845,000 a	9,845,000
Monroe County,
GO Notes, RAN	4.00	4/15/08	10,000,000	10,017,892
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Putters
Program) (Liquidity Facility;
JPMorgan Chase Bank)	3.49	11/7/07	7,360,000 a,b	7,360,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (LOC; Bayerische
Landesbank)	3.57	11/1/07	7,100,000 a	7,100,000

North Carolina--.3%
Burke County Industrial Facilities
and Pollution Control
Financing Authority, IDR
(Bauer Industries Inc.
Project) (LOC; Bank of
Montreal)	3.55	11/7/07	1,355,000 a	1,355,000
Durham County,
Multifamily Revenue (Falls
Pointe Apartments) (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.68	11/7/07	4,140,000 a,b	4,140,000

Ohio--3.9%
Cleveland-Cuyahoga County Port

Authority, Development
Revenue, Refunding (Judson
Project) (LOC; National City
Bank)	3.48	11/7/07	11,320,000 a	11,320,000
Columbus Regional Airport
Authority, Revenue, CP (LOC;
Calyon NA Inc.)	3.47	1/15/08	5,500,000	5,500,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
Key Bank)	3.56	11/7/07	3,070,000 a	3,070,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	3.63	11/7/07	9,900,000 a,b	9,900,000
Middletown,
Hospital Facilities Revenue
(Middletown Hospital Group)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.63	11/7/07	20,510,000 a,b	20,510,000
Ohio Air Quality Development
Authority, PCR, Refunding
(FirstEnergy Generation
Corporation Project) (LOC;
Barclays Bank PLC)	3.32	11/7/07	15,000,000 a	15,000,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Nuclear Generation Corporation
Project) (LOC; Barclays Bank
PLC)	3.33	11/7/07	9,700,000 a	9,700,000

Oregon--2.4%
Oregon,
Homeowner Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Trinity Funding
Corporation)	3.56	11/7/07	13,120,000 a,b	13,120,000
Oregon,
TAN	4.50	6/30/08	5,000,000	5,027,879
Oregon Department of
Administrative Services, COP
(Putters Program) (Insured;
FGIC and Liquidity Facility;
JPMorgan Chase Bank)	3.51	11/7/07	14,945,000 a,b	14,945,000
Washington County Housing
Authority, MFHR (Cedar Mill
Project) (LOC; M&T Bank)	3.64	11/7/07	11,600,000 a	11,600,000

Pennsylvania--13.4%
Allegheny County Hospital
Development Authority, Health
Center Revenue, Refunding

(Presbyterian University
Health System, Inc. Project)
(Insured; MBIA and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.49	11/7/07	10,000,000 a,b	10,000,000
Beaver County Industrial
Development Authority, EIR
(BASF Corporation Project)
(LOC; BASF AG)	3.69	11/1/07	6,700,000 a	6,700,000
Chartiers Valley Industrial and
Commercial Development
Authority, Revenue (Wesley
Hills Project) (LOC; Fifth
Third Bank)	3.49	11/7/07	7,270,000 a	7,270,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program)
(Insured; FSA and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)	3.30	11/7/07	16,000,000 a	16,000,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.46	11/7/07	21,230,000 a	21,230,000
Delaware County Authority,
Health System Revenue (Mercy
Health System of Southeastern
Pennsylvania Issue) (Liquidity
Facility; Westdeutsche
Landesbank and LOC;
Westdeutsche Landesbank)	3.63	11/7/07	8,985,000 a,b	8,985,000
Delaware County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	3.49	2/11/08	21,235,000	21,235,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	5,500,000 a	5,500,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	6,400,000 a	6,400,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	17,300,000 a	17,300,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	5,300,000 a	5,300,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	9,500,000 a	9,500,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	5,300,000 a	5,300,000

Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	10,000,000 a	10,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
Goldman Sachs Group Inc.)	3.27	11/7/07	4,400,000 a	4,400,000
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; Bank of
America)	3.50	11/1/07	14,300,000 a	14,300,000
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; Wachovia
Bank)	3.50	11/1/07	8,950,000 a	8,950,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	3.48	11/7/07	5,400,000 a	5,400,000
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	3.48	11/7/07	16,825,000 a	16,825,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton
Bank)	3.35	11/7/07	3,800,000 a	3,800,000
Lancaster Municipal Authority,
Revenue (Garden Spot Village
Project) (LOC; Fulton Bank)	3.32	11/7/07	7,435,000 a	7,435,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wachovia Bank)	3.60	11/7/07	1,530,000 a	1,530,000
Philadelphia Authority for
Industrial Development,
Revenue (Friends Select School
Project) (LOC; PNC Bank)	3.49	11/7/07	2,900,000 a	2,900,000
Philadelphia,
Airport Revenue, Refunding
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.36	11/7/07	10,700,000 a	10,700,000
Puttable Floating Option Tax
Exempt Receipts (Lehigh County
General Purpose Authority, HR
(Saint Luke's Hospital of
Bethlehem, Pennsylvania
Project)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch)	3.52	11/7/07	10,680,000 a,b	10,680,000
Puttable Floating Option Tax
Exempt Receipts (Montgomery
County Redevelopment

Authority, MFHR, Hunt Club
Apartments) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.63	11/7/07	10,000,000 a,b	10,000,000
West Cornwall Township Municipal
Authority, GO Notes, Refunding
(Bethlehem Area School
District Project) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.46	11/7/07	9,700,000 a	9,700,000

South Carolina--.7%
Puttable Floating Option Tax
Exempt Receipts (South
Carolina Jobs-Economic
Development Authority,
Hospital Improvement Revenue
(Palmetto Health)) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.53	11/7/07	5,000,000 a,b	5,000,000
South Carolina Jobs-Economic
Development Authority, EDR
(Pharmaceutical Associates,
Inc. Project) (LOC; Wachovia
Bank)	3.55	11/7/07	2,250,000 a	2,250,000
Three Rivers Solid Waste
Authority, Solid Waste
Disposal Facilities, COP (TRA,
Inc.) (LOC; U.S. Bank NA)	3.70	4/1/08	5,915,000	5,915,000

Tennessee--.3%
Memphis Health Educational and
Housing Facility Board, MFHR
(Summit Park Apartments
Project) (LOC; First Tennessee
Bank)	3.70	11/7/07	5,000,000 a	5,000,000

Texas--10.3%
ABN AMRO Munitops Certificates
Trust (Tarrant Regional Water
District, Water Revenue)
(Insured; FGIC and Liquidity
Facility; Bank of America)	3.50	11/7/07	4,800,000 a,b	4,800,000
Brazos River Harbor Navigation
Distict, Harbor Revenue (BASF
Corporation Project)	3.69	11/1/07	7,000,000 a	7,000,000
Calhoun County Navigation
Industrial Development
Authority, Port Revenue (The
British Petroleum Company PLC)	3.67	11/1/07	30,000,000 a	30,000,000
Dallas,

Waterworks and Sewer System
Revenue, CP (Liquidity
Facility; Bank of America)	3.46	2/7/08	9,631,000	9,631,000
DeSoto Industrial Development
Authority, IDR, Refunding
(National Service Industries
Inc. Project) (LOC; Wachovia
Bank)	3.50	11/7/07	3,660,000 a	3,660,000
El Paso County Hospital District,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; Deutsche Postbank)	3.51	11/7/07	3,460,000 a,b	3,460,000
Fort Bend County,
Toll Road Revenue (Putters
Program) (Insured; FGIC and
Liquidity Facility; PB Finance
Inc.)	3.51	11/7/07	2,770,000 a,b	2,770,000
Harris County Metropolitan
Transportation Authority,
Sales and Use Tax Revenue, CP
(LOC; DEPFA Bank PLC)	3.42	1/29/08	5,500,000	5,500,000
Harris County Metropolitan
Transportation Authority,
Sales and Use Tax Revenue, CP
(LOC; DEPFA Bank PLC)	3.42	1/29/08	11,000,000	11,000,000
Harrison County Health Facilities
Development Corporation, HR
(Marshall Regional Medical
Center Project) (LOC; Amsouth
Bank)	3.47	11/7/07	9,700,000 a	9,700,000
Houston,
Airport System Revenue, CP
(LOC; Dexia Credit Locale)	3.75	12/6/07	10,000,000	10,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.72	11/13/07	14,000,000	14,000,000
Montgomery County Housing Finance
Corporation, MFHR (Park at
Woodline Townhomes) (LOC;
Citibank NA)	3.31	11/7/07	7,500,000 a	7,500,000
Permian Basin Regional Housing
Finance Corporation, SFMR
(Guaranteed Mortgage-Backed
Securities Program) (GIC;
Aegon NV)	4.05	2/1/08	5,455,000	5,455,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF AG)	3.65	1/15/08	10,000,000	10,000,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Pebble Brooke) (GIC;
AIG Funding Inc.)	3.71	11/7/07	7,000,000 a,b	7,000,000
Revenue Bond Certificate Series
Trust Various States, Revenue
(Chimney Project) (GIC; AIG

Funding Inc.)	3.71	11/7/07	6,160,000 a,b	6,160,000
Texas Department of Housing and
Community Affairs, MFHR,
Refunding (Champions Crossing
Apartments) (Liquidity
Facility; FNMA and LOC; FNMA)	3.55	11/7/07	5,125,000 a	5,125,000
Texas Department of
Transportation, State Highway
Fund Revenue, CP (LOC: Bank of
America and State Street Bank
and Trust Co.)	3.55	11/30/07	15,000,000	15,000,000
Texas Department of
Transportation, State Highway
Fund Revenue, CP (LOC: Bank of
America and State Street Bank
and Trust Co.)	3.51	12/11/07	28,000,000	28,000,000

Utah--.9%
Murray City,
HR (IHC Health Services Inc.)	3.50	11/7/07	16,700,000 a	16,700,000

Vermont--.3%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; JPMorgan Chase
Bank)	3.65	12/4/07	6,000,000	6,000,000

Virginia--1.5%
Fairfax County Economic
Development Authority, RRR,
Refunding (Insured; AMBAC)	6.00	2/1/08	6,000,000	6,032,969
Lynchburg Redevelopment and
Housing Authority, Housing
Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; Manufacturers
and Traders Trust Company)	3.53	11/7/07	13,520,000 a	13,520,000
Norfolk Economic Development
Authority, New Empowerment
Zone Facility Revenue (Metro
Machine Corp. Project) (LOC;
Wachovia Bank)	3.53	11/7/07	5,600,000 a	5,600,000
Virginia Beach Development
Authority, IDR, Refunding
(Giant Square Shopping Center
Company, LLP Project) (LOC;
Wachovia Bank)	3.50	11/7/07	3,300,000 a	3,300,000

Washington--2.4%
Everett Industrial Development
Corporation, Exempt Facilities
Revenue (Kimberly-Clark
Corporation Project)	3.65	11/7/07	3,200,000 a	3,200,000

Pierce County Economic Development
Corporation, Multi-Mode
Industrial Revenue (SeaTac
Packaging Project) (LOC; HSBC
Bank USA)	3.57	11/7/07	5,590,000 a	5,590,000
Tacoma Housing Authority,
Revenue (Crown Assisted Living
Project) (LOC; Key Bank)	3.33	11/7/07	600,000 a	600,000
Washington Economic Development
Finance Authority, SWDR (Cedar
Grove Composing Project) (LOC;
Wells Fargo Bank)	3.35	11/7/07	4,800,000 a	4,800,000
Washington Economic Development
Finance Authority, SWDR (Lemay
Enterprises Project) (LOC;
Bank of America)	3.35	11/7/07	5,450,000 a	5,450,000
Washington Economic Development
Finance Authority, SWDR (Waste
Management Project) (LOC; Bank
of America)	3.39	11/7/07	5,500,000 a	5,500,000
Washington Housing Finance
Commission, MFHR (Queen Anne
Project) (LOC; Bank of America)	3.50	11/7/07	7,500,000 a	7,500,000
Washington Housing Finance
Commission, MFHR (The Vintage
at Chehalis Senior Living
Project) (Liquidity Facility;
FNMA and LOC; FNMA)	3.50	11/7/07	8,190,000 a	8,190,000
Washington Housing Finance
Commission, MFHR (The Vintage
at Everett Senior Living
Project) (Insured; FNMA and
Liquidity Facility; FNMA)	3.50	11/7/07	5,250,000 a	5,250,000

Wisconsin--2.8%
Fond Du Lac,
Waterworks System Revenue, BAN	4.50	7/1/08	5,000,000	5,016,750
New Richmond School District,
BAN	4.13	6/6/08	4,500,000	4,501,790
Puttable Floating Option Tax
Exempt Receipts (Wisconsin
Housing and Economic
Development Authority, Single
Family Revenue) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Pallas Capital Corporation)	3.58	11/7/07	6,130,000 a,b	6,130,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Gunderson Lutheran) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.58	11/1/07	3,000,000 a	3,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue

(Wisconsin Lutheran College
Project) (LOC; U.S. Bank NA)	3.58	11/1/07	10,100,000 a	10,100,000
Wisconsin Housing and Economic
Development Authority, Home
Ownership Revenue (Liquidity
Facility; Fortis Bank)	3.34	11/7/07	12,500,000 a	12,500,000
Wisconsin School Districts Cash
Flow Management Program, COP
(LOC; U.S. Bancorp)	4.50	9/18/08	11,000,000	11,081,252

Wyoming--1.6%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (GIC;
American International Group
Funding Inc.)	3.80	11/30/07	21,300,000	21,300,000
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citibank NA)	3.80	11/30/07	10,000,000	10,000,000

U.S. Related--1.1%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.51	11/7/07	20,000,000 a,b	20,000,000

Total Investments (cost $1,876,020,341)			98.7%	1,876,020,341
Cash and Receivables (Net)			1.3%	25,539,269
Net Assets			100.0%	1,901,559,610

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to $449,173,996 or 23.6% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue

FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Cash Management Plus

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)